Summary of Significant Accounting Policies - Summary of Interest Income, Interest Expense and Loan Provision Losses Related to Loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accounting Policies [Abstract]
Interest income	¥ 46,975		¥ 59,980	¥ 4,408
Less: Interest expense	(15,598)		(18,191)	(159)
Net interest income	31,377		41,789	4,249
Less: Provision for loan losses	(46,586)		(34,705)	(5,912)
Net interest income (expense) and provision for loan losses	¥ (15,209)	$ (2,338)	¥ 7,084	¥ (1,663)